Disclosure of detailed information about assumptions of reclamation and remediation provision (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
GMC and Topia operations [Member]
Statement [Line Items]
Total estimated cash flows, before inflation		$ 3,938	$ 3,810
Expected settlement of obligations (years)		2019 – 2047	2017 – 2047
Coricancha Mining Complex [Member]
Statement [Line Items]
Total estimated cash flows, before inflation	$ 34,659	$ 34,061	$ 0
Expected settlement of obligations (years)	2017 to 2047	2018 – 2047
Weighted average risk-free rate (discount rate)	5.36%	4.80%	0.00%
Guanajuato Mine Complex [Member]
Statement [Line Items]
Weighted average risk-free rate (discount rate)		2.30%	2.00%
Topia Mine [Member]
Statement [Line Items]
Weighted average risk-free rate (discount rate)		2.50%	2.80%